Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Probability Weights Applied for Each Scenario of Expected Credit Losses Allowance

ECL for Retail Banking, Corporate & Commercial Banking and Corporate Centre	Upside 2 £m	Upside 1 £m	Base case £m	Downside 1 £m	Downside 2 £m
30 June 2019	601	629	667	861	1,726

31 December 2018	554	596	648	843	1,930

ECL for Corporate & Investment Banking(1)	Upside £m	Base case £m	Downside £m
30 June 2019	7	14	23

31 December 2018	8	17	27

(1)

As described in more detail in the ‘Santander UK Group Level – Credit Risk Management’ section in the 2018 Annual Report, our Corporate & Investment Banking segment uses three forward-looking economic scenarios, whereas our other segments use five scenarios. The results of the 100% weighting ECL for the Corporate & Investment Banking segment are therefore presented separately.